Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Revenue and Pre-tax Income by Segment

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2018
External revenue	$18,481	$16,817	$34,462	$8,034	$1,590	$79,383
Internal revenue	2,715	326	795	815	1,610	6,261

Total revenue	$21,197	$17,143	$35,257	$8,848	$3,200	$85,644

Pre-tax income from continuing operations	$7,154	$1,676	$3,786	$904	$1,361	$14,881

Revenue year-to-year change	0.5%	2.6%	0.9%	(1.1)%	1.0%	0.9%
Pre-tax income year-to-year change	5.3%	23.0%	(11.7)%	(19.9)%	6.5%	0.2%
Pre-tax income margin	33.8%	9.8%	10.7%	10.2%	42.5%	17.4%

2017
External revenue	$18,453	$16,348	$34,277	$8,194	$1,696	$78,968
Internal revenue	2,647	363	657	750	1,471	5,889

Total revenue	$21,100	$16,711	$34,934	$8,945	$3,168	$84,857

Pre-tax income from continuing operations*	$6,795	$1,362	$4,286	$1,128	$1,278	$14,849

Revenue year-to-year change	1.4%	(2.3)%	(3.1)%	5.7%	(9.3)%	(1.3)%
Pre-tax income year-to-year change*	7.4%	(19.0)%	(7.7)%	21.9%	(22.8)%	(2.5)%
Pre-tax income margin*	32.2%	8.2%	12.3%	12.6%	40.3%	17.5%

2016
External revenue	$18,187	$16,700	$35,337	$7,714	$1,692	$79,630
Internal revenue	2,630	409	715	750	1,802	6,307

Total revenue	$20,817	$17,109	$36,052	$8,464	$3,494	$85,936

Pre-tax income from continuing operations*	$6,325	$1,683	$4,643	$925	$1,654	$15,230

Revenue year-to-year change	3.8%	(3.1)%	0.6%	(18.0)%	(22.0)%	(2.7)%
Pre-tax income year-to-year change*	(12.5)%	(34.4)%	(17.4)%	(46.1)%	(30.0)%	(21.9)%
Pre-tax income margin*	30.4%	9.8%	12.9%	10.9%	47.3%	17.7%

*Recast to reflect adoption of the FASB guidance on presentation of net benefit cost.

Reconciliation of segment revenue to IBM as reported

($ in millions)

For the year ended December 31:	2018	2017	2016
Revenue
Total reportable segments	$85,644	$84,857	$85,936

Other revenue	207	171	289
Elimination of internal transactions	(6,261)	(5,889)	(6,307)

Total IBM consolidated revenue	$79,591	$79,139	$79,919

Reconciliation of segment pre-tax income to IBM as reported

($ in millions)

For the year ended December 31:	2018	2017	2016
Pre-tax income from continuing operations
Total reportable segments	$14,881	$14,849 *	$15,230 *

Amortization of acquired intangible assets	(809)	(945)	(998)
Acquisition-related charges	(16)	(52)	(5)
Non-operating retirement-related (costs)/income	(1,572)	(1,341)*	(448)*
Elimination of internal transactions	(758)	(726)	(1,160)
Unallocated corporate amounts	(385)	(385)	(290)

Total pre-tax income from continuing operations	$11,342	$11,400	$12,330

*Recast to reflect adoption of the FASB guidance on presentation of net benefit cost.

Assets and Other Items by segment

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2018
Assets	$24,244	$8,404	$24,624	$4,030	$41,320	$102,622
Depreciation/amortization of intangibles*	987	102	2,501	315	229	4,135
Capital expenditures/investments in intangibles	363	57	2,678	241	274	3,612
Interest income	—	—	—	—	1,647	1,647
Interest expense	—	—	—	—	515	515

2017
Assets**	$24,828	$8,713	$24,619	$3,898	$41,096	$103,153
Depreciation/amortization of intangibles*	1,121	101	2,359	341	267	4,190
Capital expenditures/investments in intangibles	373	50	2,290	189	364	3,265
Interest income	—	—	—	—	1,527	1,527
Interest expense	—	—	—	—	381	381

2016
Assets**	$25,514	$8,627	$24,085	$3,812	$36,492	$98,530
Depreciation/amortization of intangibles*	1,228	104	2,224	375	317	4,248
Capital expenditures/investments in intangibles	495	55	2,382	453	380	3,764
Interest income	—	—	—	—	1,547	1,547
Interest expense	—	—	—	—	371	371

*Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

** Recast to reflect adoption of the FASB guidance on restricted cash.

Reconciliation of assets to IBM as reported

($ in millions)

At December 31:	2018	2017		2016
Assets
Total reportable segments	$102,622	$103,153	*	$98,530	*

Elimination of internal transactions	(7,143)	(6,272)		(5,670)
Unallocated amounts
Cash and marketable securities	10,393	10,162	*	6,999	*
Notes and accounts receivable	1,597	2,554		2,660
Deferred tax assets	5,089	4,746		5,078
Plant, other property and equipment	2,463	2,659		2,656
Pension assets	4,666	4,643		3,034
Other	3,695	3,712	*	4,183	*

Total IBM consolidated assets	$123,382	$125,356		$117,470

*Recast to reflect adoption of the FASB guidance on restricted cash.

Geographic Information

Revenue*

($ in millions)

For the year ended December 31:	2018	2017	2016
United States	$29,078	$29,759	$30,194
Japan	8,489	8,239	8,339
Other countries	42,024	41,141	41,386

Total IBM consolidated revenue	$79,591	$79,139	$79,919

*Revenues are attributed to countries based on the location of the client.

Plant and Other Property — Net

($ in millions)

At December 31:	2018	2017	2016
United States	$4,585	$4,670	$4,701
Other countries	5,774	5,985	5,607

Total	$10,359	$10,655	$10,308

Revenue by Classes of Similar Products or Services

($ in millions)

For the year ended December 31:	2018	2017	2016
Cognitive Solutions
Software	$13,667	$13,598	$13,969
Services	4,708	4,752	4,111
Systems	106	103	107
Global Business Services
Services	$16,460	$16,004	$16,399
Software	151	179	179
Systems	206	165	121
Technology Services &
Cloud Platforms
Services	$24,145	$23,629	$24,311
Maintenance	5,484	5,783	5,862
Software	3,713	3,610	3,818
Systems	1,119	1,254	1,346
Systems
Servers	$3,996	$3,993	$3,567
Storage	2,114	2,243	2,083
Software	1,498	1,520	1,586
Services	425	439	478
Global Financing
Financing	$1,223	$1,167	$1,231
Used equipment sales	366	530	461